SHARE OF ASSOCIATES AND JOINT VENTURES' PROFIT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Loss before taxation	$ 489	$ 958	$ 1,627	[1]
Taxation	(173)	(312)	(625)	[1]
Profit after taxation from continuing operations	316	646	1,002	[1]
Impairment investment in joint ventures (note 17)	(304)
Share of associates and joint ventures’ profit (loss) (note 30)	166	249	278	[1]
Joint ventures
Disclosure of associates [line items]
Profit on sale of joint ventures	0	0	19
Impairment investment in joint ventures (note 17)	(1)	0	0
Joint ventures | Associates
Disclosure of associates [line items]
Revenue	629	697	677
Operating costs and other expenses	(393)	(370)	(353)
Net interest received	4	7	5
Loss before taxation	240	334	348
Taxation	(73)	(85)	(70)
Profit after taxation from continuing operations	$ 167	$ 249	$ 278

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.